UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2011
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 9, 2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        109
                                             ----------------------------

Form 13F Information Table Value Total:      $ 284,502
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          March 31,  2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ADVANCE AUTO PARTS INC.        COM      00751y106      5,414     82,500  SH           Sole                       82,500
AETNA, INC.                    COM      00817y108      5,435    145,200  SH           Sole                      145,200
AIRGAS INC.                    COM      009363102      5,553     83,600  SH           Sole                       83,600
ALCOA INC                      COM      013817101      2,135    120,900  SH           Sole                      120,900
AMERIGROUP CORPORATION         COM      03073T102      5,153     80,200  SH           Sole                       80,200
APPLE COMPUTER INC COM         COM      037833100      3,868     11,100  SH           Sole                       11,100
ARM HOLDINGS-ADR               COM      042068106      1,251     44,400  SH           Sole                       44,400
ASCENA RETAIL GROUP INC.       COM      04351g101        532     16,400  SH           Sole                       16,400
ASML HOLDINGS                  COM      n07059186      1,264     28,400  SH           Sole                       28,400
ATMEL CORPORATION              COM      049513104          3        200  SH           Sole                          200
AUTOMATIC DATA PROCESSING      COM      053015103      1,688     32,900  SH           Sole                       32,900
BARRICK GOLD CORP COM          COM      067901108        587     11,300  SH           Sole                       11,300
BCE INC COM                    COM      05534b760      1,321     36,350  SH           Sole                       36,350
BOARDWALK PIPELINE PTNRS       COM      096627104      1,066     32,650  SH           Sole                       32,650
CAPITAL ONE FINANCIAL CORP.    COM      14040H105      4,339     83,500  SH           Sole                       83,500
CAREFUSION CORP.               COM      14170t101      4,898    173,700  SH           Sole                      173,700
CATERPILLAR INC DEL COM        COM      149123101      2,227     20,000  SH           Sole                       20,000
CERAGON NETWORKS               COM      m22013102          1        100  SH           Sole                          100
CF INDUSTRIES HOLDINGS INC.    COM      125269100      1,737     12,700  SH           Sole                       12,700
CHECK POINT SOFTWARE           COM      m22465104      2,129     41,700  SH           Sole                       41,700
CHICAGO BRIDGE & IRON-NY SHR   COM      167250109      4,530    111,400  SH           Sole                      111,400
CIT GROUP INC.                 COM      125581801      5,666    133,150  SH           Sole                      133,150
CITIGROUP INC. COM             COM      172967101          1        200  SH           Sole                          200
CLEAN HARBORS, INC.            COM      184496107      3,522     35,700  SH           Sole                       35,700
CMS ENERGY CORP.               COM      125896100      9,137    465,200  SH           Sole                      465,200
COCA COLA CO COM               COM      191216100      1,168     17,600  SH           Sole                       17,600
COPART INC.                    COM      217204106      2,552     58,900  SH           Sole                       58,900
COST PLUS INC/CALIFORNIA       COM      221485105        317     32,300  SH           Sole                       32,300
CUMMINS, INC.                  COM      231021106      6,182     56,395  SH           Sole                       56,395
CYMER, INC.                    COM      232572107        968     17,100  SH           Sole                       17,100
DEVON ENERGY CORP.             COM      25179m103        964     10,500  SH           Sole                       10,500
DISCOVERY COMMUNICATIONS       COM      25470f104      3,450     86,460  SH           Sole                       86,460
DUPONT EI DE NEMOURS           COM      263534109      1,523     27,700  SH           Sole                       27,700
EATON CORP                     COM      278058102      4,979     89,800  SH           Sole                       89,800
EMC CORPORATION                COM      268648102      1,610     60,600  SH           Sole                       60,600
ENSCO PLC- SPON ADR            COM      29358q109      4,188     72,400  SH           Sole                       72,400
EXPRESS INC.                   COM      30219e103          2        100  SH           Sole                          100
FORD MOTOR CO.                 COM      345370860      3,428    229,900  SH           Sole                      229,900
GENERAL MILLS, INC.            COM      370334104      1,058     28,945  SH           Sole                       28,945
GLOBAL INDUSTRIES LTD.         COM      379336100        424     43,300  SH           Sole                       43,300
GOLDCORP, INC.                 COM      380956409      3,859     77,500  SH           Sole                       77,500
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      5,911    209,525  SH           Sole                      209,525
HALLIBURTON CO                 COM      406216101        842     16,900  SH           Sole                       16,900
HEALTHSOUTH CORP               COM      421924309      3,620    144,900  SH           Sole                      144,900
HEALTHSPRING INC.              COM      42224n101      4,197    112,300  SH           Sole                      112,300
HOME DEPOT INC.                COM      437076102      7,385    199,275  SH           Sole                      199,275
IESI-BFC LTD                   COM      44951d108      2,996    118,100  SH           Sole                      118,100
ISHARES MSCI JAPAN             COM      464286848          2        200  SH           Sole                          200
JUNIPER NETWORKS               COM      48203r104        829     19,700  SH           Sole                       19,700
KANSAS CITY SOUTHERN           COM      485170302      5,872    107,850  SH           Sole                      107,850
KBR INC.                       COM      48242w106        419     11,100  SH           Sole                       11,100
LEAR CORP.                     COM      521865204      1,290     26,400  SH           Sole                       26,400
LOWES COMPANIES, INC.          COM      548661107      4,200    158,900  SH           Sole                      158,900
MANPOWERGROUP                  COM      56418H100      5,199     82,675  SH           Sole                       82,675
MARKET VECTORS GOLD MINERS     COM      57060u100      4,177     69,500  SH           Sole                       69,500
MERITOR, INC.                  COM      59001k100          3        200  SH           Sole                          200
METROPCS COMM., INC.           COM      591708102      1,439     88,600  SH           Sole                       88,600
MICRON TECHNOLOGY, INC.        COM      595112103      1,429    124,600  SH           Sole                      124,600
MONRO MUFFLER BRAKE, INC.      COM      610236101        699     21,200  SH           Sole                       21,200
NATIONAL FUEL GAS CO.          COM      636180101        570      7,700  SH           Sole                        7,700
NATIONAL GRID PLC-ADR          COM      636274300     11,106    231,175  SH           Sole                      231,175
NETLOGIC MICROSYSTEMS, INC.    COM      64118b100        899     21,400  SH           Sole                       21,400
NORFOLK SOUTHERN               COM      655844108      5,216     75,300  SH           Sole                       75,300
NORTEL NETWORKS CORP           COM      656568508          0          4  SH           Sole                            4
NORTHWEST BANCSHARES INC/MD    COM      667340103          3        200  SH           Sole                          200
NUSTAR ENERGY LP               COM      67058h102          7        100  SH           Sole                          100
OGE ENERGY CORP.               COM      670837103      6,254    123,700  SH           Sole                      123,700
ONEOK PARTNERS LP              COM      68268n103         16        200  SH           Sole                          200
OPNEXT INC.                    COM      68375v105          0        100  SH           Sole                          100
PAYCHEX, INC.                  COM      704326107      6,359    202,625  SH           Sole                      202,625
PETROHAWK ENERGY CORP.         COM      716495106      4,918    200,400  SH           Sole                      200,400
PETROLEO BRASILEIRO            COM      71654v408      2,021     50,000  SH           Sole                       50,000
PIER 1 IMPORTS, INC.           COM      720279108          2        200  SH           Sole                          200
POTASH CORP SASK INC           COM      73755l107      3,017     51,200  SH           Sole                       51,200
PRIMORIS SERVICES CORP.        COM      74164f103        975     96,150  SH           Sole                       96,150
QEP RESOURCES INC.             COM      74733v100      4,390    108,300  SH           Sole                      108,300
QUALCOMM INC.                  COM      747525103        839     15,300  SH           Sole                       15,300
ROBERT HALF, INC.              COM      770323103      4,703    153,700  SH           Sole                      153,700
SFN GROUP INC.                 COM      784153108        800     56,800  SH           Sole                       56,800
SKYWORKS SOLUTIONS, INC.       COM      83088m102      1,290     39,800  SH           Sole                       39,800
SONUS NETWORKS                 COM      835916107      1,694    450,400  SH           Sole                      450,400
SOUTHWESTERN ENERGY CO.        COM      845467109      4,147     96,500  SH           Sole                       96,500
SPDR GOLD TRUST                COM      78463v107      4,601     32,900  SH           Sole                       32,900
STANLEY BLACK & DECKER, INC    COM      854502101      5,619     73,350  SH           Sole                       73,350
STARBUCKS CORP.                COM      855244109      4,863    131,600  SH           Sole                      131,600
TENNECO INC.                   COM      880349105        441     10,400  SH           Sole                       10,400
TRACTOR SUPPLY COMPANY         COM      892356106      1,155     19,300  SH           Sole                       19,300
TRAVELERS COS. INC             COM      89417e109         70     1,170   SH           Sole                        1,170
ULTRA PETROLEUM CORP.          COM      903914109      5,803    117,825  SH           Sole                      117,825
UNION PACIFIC CORP.            COM      907818108      3,373     34,300  SH           Sole                       34,300
UNITED HEALTHCARE CORP         COM      91324p102      5,184    114,700  SH           Sole                      114,700
VERIZON COMMUNICATIONS         COM      92343v104      1,641     42,575  SH           Sole                       42,575
VERTEX PHARMACEUTICALS         COM      92532f100     10,401    217,000  SH           Sole                      217,000
VODAFONE GROUP PLC-ADR         COM      92857w209      5,143    178,900  SH           Sole                      178,900
WALGREEN CO.                   COM      931422109      3,010     75,000  SH           Sole                       75,000
WALT DISNEY                    COM      254687106      3,947     91,600  SH           Sole                       91,600
WASTE CONNECTIONS INC.         COM      941053100      4,097    142,300  SH           Sole                      142,300
WISCONSIN ENERGY CORP.         COM      976657106        237      7,780  SH           Sole                        7,780
AES TR III TR PFD CONV SECS    PRD      00808n202         10        200  SH           Sole                          200
EL PASO ENERGY CAP TR SER
  4.75                         PRD      283678209          7        150  SH           Sole                          150
EWZ PUTS 6/18/2011 76          PUT      ewz 11061        421      1,500  SH           Sole                        1,500
JOE PUTS 9/17/2011 25          PUT      joe 11091        101        317  SH           Sole                          317
QQQ PUTS 4/16/2011 57          PUT      qqq 11041        330      5,240  SH           Sole                        5,240
SPY PUTS 4/16/2011 132         PUT      spy 11041        248      1,820  SH           Sole                        1,820
VWO PUTS 4/16/2011 47          PUT      vwo 11041         52      2,618  SH           Sole                        2,618
ARG CALLS 4/16/2011 65         CALL     arg 11041        937      4,260  SH           Sole                        4,260
HD CALLS 5/21/2011 31          CALL     hd 110521        867      1,410  SH           Sole                        1,410
NGG CALLS 6/18/2011 45         CALL     ngg 11061      1,185      3,590  SH           Sole                        3,590
VRTX CALLS 7/16/2011 35        CALL     vrtx 1107        895        644  SH           Sole                          644

REPORT SUMMARY     109     DATA RECORDS    284,502          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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